Earnings per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented		2,000,000	1,700,000
Warrants
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	30,735,950	30,735,950	30,735,950
Global Blue Management Incentive Plan | Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	6,400,000	8,000,000	8,000,000